May 14, 2012

Supplement

SUPPLEMENT DATED MAY 14, 2012 TO THE PROSPECTUS OF
MORGAN STANLEY GLOBAL STRATEGIST FUND
Dated November 30, 2011

Effective as of the close of business on May 16, 2012, Class B shares of the Fund will be closed for purchases by new investors.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SRTSPT3 5/12